Significant accounting policies - Adoption of New or Amended Accounting Standards (Details) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Other current assets		$ (324)	$ (253)
Cash		99	289	$ 224
Capital expenditures		(5,133)	(4,852)
Other financing activities		(31)	19
Government Of Québec
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Increase in deficit	$ (97)
Cumulative Effect, Period of Adoption, Adjustment
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Other current assets			$ 82
Cash		82
Capital expenditures		(15)
Other financing activities		$ 97